Vessels	6 Months Ended
Jun. 30, 2014
Vessels [Abstract]
Vessels

4.       Vessels

On February 7, 2014, the Company, through its subsidiary Mejit, entered into a Memorandum of Agreement to sell the vessel “APL Sardonyx” to an unrelated party for demolition, for a sale price of $9,722, net of address commission. On February 21, 2014 the vessel was delivered to her new owners. The loss from the sale of the vessel, including direct to sale expenses, amounted to $695, and is separately reflected in the accompanying unaudited interim consolidated statements of operations.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2013	$284,108	$(18,736)	$265,372
- Vessels' disposals	(11,409)	1,929	(9,480)
- Depreciation for the period	-	(4,850)	(4,850)
Balance, June 30, 2014	$272,699	$(21,657)	$251,042

As at June 30, 2014, certain of the Company's vessels, having a total carrying value of $205,319, were provided as collateral to secure the revolving credit facility with the Royal Bank of Scotland plc, discussed in Note 6.

As at June 30, 2014, all vessels were operating under time charter agreements.